Intangible assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets, Net
Schedule of Intangible Assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Internally developed software	233,366	281,346
Trademark	1,070	1,074
Supplier relationship	15,620	15,620

Accumulated amortization	(99,015)	(151,667)

Intangible assets, net	151,041	146,373